Financial Statement Schedule I (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements
Net revenues	$ 3,467,626	$ 2,960,627	$ 1,654,356
Cost of revenues	2,890,856	2,379,633	1,378,661
Gross profit	576,770	580,994	275,695
Operating expenses:
Selling expenses	149,710	125,797	88,426
General and administrative expenses	162,633	76,826	44,768
Research and development expenses	17,056	12,057	11,685
Total operating expenses	329,399	214,680	144,879
Income from operations	247,371	366,314	130,816
Other income (expenses):
Interest expense	(54,148)	(48,906)	(46,244)
Interest income	16,831	14,363	11,973
Loss on change in fair value of derivatives	(12,196)	19,656	10,764
Foreign exchange gain (loss)	22,882	(32,219)	(51,469)
Others	389	1,623	428
Other income (expenses), net:	(23,900)	(45,483)	(74,548)
Profit (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	223,471	320,831	56,268
Income tax expense	(49,512)	(77,431)	(7,639)
Equity in loss of unconsolidated investees	643	(487)	3,064
Net income attributable to Canadian Solar Inc.	171,861	239,502	31,659
Parent Company
Condensed Financial Statements
Net revenues	23,302	15,900	11,802
Cost of revenues	15,850	4,401	5,282
Gross profit	7,452	11,499	6,520
Operating expenses:
Selling expenses	3,309	4,000	3,521
General and administrative expenses	29,124	8,331	5,724
Research and development expenses	450	416	715
Total operating expenses	32,883	12,747	9,960
Income from operations	(25,431)	(1,248)	(3,440)
Other income (expenses):
Interest expense	(17,241)	(6,329)
Interest income	34,471	10,369	12,022
Loss on change in fair value of derivatives	(13,571)
Foreign exchange gain (loss)	1,324	(5,335)	(8,455)
Others		47	427
Other income (expenses), net:	4,983	(1,248)	3,994
Profit (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	(20,448)	(2,496)	554
Income tax expense	(1,231)	(1,005)	(1,275)
Equity in earnings of subsidiaries	193,813	243,283	35,132
Equity in loss of unconsolidated investees	273	280	2,752
Net income attributable to Canadian Solar Inc.	$ 171,861	$ 239,502	$ 31,659